Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity
Schedule of equity attributable to equity holders of Eni

(€ million)	December 31, 2021	December 31, 2020
Share capital	4,005	4,005
Retained earnings	22,750	34,043
Cumulative currency translation differences	6,530	3,895
Other reserves and equity instruments:
- Perpetual subordinated bonds	5,000	3,000
- Legal reserve	959	959
- Reserve for treasury shares	958	581
- Reserve for OCI on cash flow hedging derivatives net of the tax effect	(896)	(5)
- Reserve for OCI on defined benefit plans net of tax effect	(117)	(158)
- Reserve for OCI on equity-accounted investments	54	85
- Reserve for OCI on other investments valued at fair value	141	36
- Other reserves	190	190
Treasury shares	(958)	(581)
Net profit (loss) for the year	5,821	(8,635)
	44,437	37,415

Schedule of other comprehensive income reserves

	Reserve for OCI on cash flow hedge			Reserve for OCI on
	derivatives			defined benefit plans			Reserve for	Reserve for
		Deferred			Deferred		OCI on equity-	OCI on
	Gross	tax	Net	Gross	tax	Net	accounted	investments
(€ million)	reserve	liabilities	reserve	reserve	liabilities	reserve	investments*	valued at fair value
Reserve as of December 31, 2020	(7)	2	(5)	(205)	47	(158)	85	36
Changes of the year	(1,479)	434	(1,045)	119	(77)	42	(32)	105
Currency translation differences	—	—	—	2	(3)	(1)	1	—
Reversal to inventories adjustments	2	(1)	1	—	—	—	—	—
Reclassification adjustments	215	(62)	153	—	—	—	—	—
Reserve as of December 31, 2021	(1,269)	373	(896)	(84)	(33)	(117)	54	141

Reserve as of December 31, 2019	(656)	191	(465)	(183)	17	(166)	53	12
Changes of the year	(280)	81	(199)	(16)	25	9	32	24
Currency translation differences	—	—	—	(6)	5	(1)	—	—
Reversal to inventories adjustments	(12)	3	(9)	—	—	—	—	—
Reclassification adjustments	941	(273)	668	—	—	—	—	—
Reserve as of December 31, 2020	(7)	2	(5)	(205)	47	(158)	85	36

* Reserve for OCI on equity-accounted investments at December 31, 2021 includes €-4 million relating to defined benefit plans (€-7 million at December 31, 2020)

Schedule of reconciliation of net profit and equity attributable to Eni of the parent company Eni SpA to consolidated net profit and equity attributable to Eni

Reconciliation of net profit and equity attributable to Eni of the parent company Eni SpA to consolidated net profit and equity attributable to Eni

			Shareholders’ equity
	Net profit		December 31,	December 31,
(€ million)	2021	2020	2021	2020
As recorded in Eni SpA’s Financial Statements	7,675	1,607	51,039	44,707
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company	(3,324)	(10,660)	(9,910)	(8,839)
Consolidation adjustments:
- difference between purchase cost and underlying carrying amounts of net equity	—	(6)	153	193
- adjustments to comply with Group accounting policies	1,855	264	4,266	2,086
- elimination of unrealized intercompany profits	(176)	88	(654)	(478)
- deferred taxation	(190)	79	(375)	(176)
	5,840	(8,628)	44,519	37,493
Non-controlling interest	(19)	(7)	(82)	(78)
As recorded in Consolidated Financial Statements	5,821	(8,635)	44,437	37,415